Structural Interest Rate Sensitivity Measures (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ (1,496)	$ (1,368)
NII Sensitivity	1,213	1,857
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,102	338
NII Sensitivity	(1,381)	$ (1,101)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(69)
NII Sensitivity	601
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(65)
NII Sensitivity	(639)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(1,427)
NII Sensitivity	612
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,167
NII Sensitivity	$ (742)